FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by category, are as follows:

			2026		2025
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$552.4	$552.4	$293.7	$293.7
Equity swap agreements	Level 2	1.0	1.0	13.0	13.0
Forward foreign currency contracts	Level 2	(6.5)	(6.5)	(6.4)	(6.4)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	(10.0)	(10.0)	(14.4)	(14.4)
Forward foreign currency contracts	Level 2	(13.3)	(13.3)	(31.9)	(31.9)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	579.2	579.2	567.7	567.7
Investment in finance leases	Level 2	149.9	145.1	142.0	135.8
Other non-current assets(2)	Level 2	76.2	76.2	79.5	79.5
Accounts payable and accrued liabilities(3)	Level 2	(699.9)	(699.9)	(914.4)	(914.4)
Total long-term debt(4)	Level 2	(2,477.1)	(2,488.3)	(2,684.7)	(2,700.6)
Other non-current liabilities(5)	Level 2	(72.6)	(65.3)	(91.4)	(84.8)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(1,919.3)	$(1,928.0)	$(2,645.9)	$(2,661.4)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by category, are as follows:

			2026		2025
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$552.4	$552.4	$293.7	$293.7
Equity swap agreements	Level 2	1.0	1.0	13.0	13.0
Forward foreign currency contracts	Level 2	(6.5)	(6.5)	(6.4)	(6.4)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	(10.0)	(10.0)	(14.4)	(14.4)
Forward foreign currency contracts	Level 2	(13.3)	(13.3)	(31.9)	(31.9)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	579.2	579.2	567.7	567.7
Investment in finance leases	Level 2	149.9	145.1	142.0	135.8
Other non-current assets(2)	Level 2	76.2	76.2	79.5	79.5
Accounts payable and accrued liabilities(3)	Level 2	(699.9)	(699.9)	(914.4)	(914.4)
Total long-term debt(4)	Level 2	(2,477.1)	(2,488.3)	(2,684.7)	(2,700.6)
Other non-current liabilities(5)	Level 2	(72.6)	(65.3)	(91.4)	(84.8)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(1,919.3)	$(1,928.0)	$(2,645.9)	$(2,661.4)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.